Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares			Value
COMMON STOCKS - 90.7%
Capital Markets - 4.7%
342,143	KKR & Co, Inc. - Class A (United States)		$8,030,096
341,270	Tikehau Capital SCA (France)		8,012,958
			16,043,054
Consumer Finance - 1.9%
16,710,000	Emergent Capital, Inc. (United States) (1)(5)		6,684,000

Diversified Telecommunication Services - 1.3%
2,812,289	ICE Group AS (Norway) (1)		3,831,660
7,060,631	Net1 International Holdings AS (Norway) (1)(3)(8)(10)		679,139
			4,510,799
Electronic Equipment, Instruments & Components - 0.2%
44,473	LPKF Laser & Electronics AG (Germany)		827,256

Energy Equipment & Services - 0.3%
10,887,482	Magseis Fairfield ASA (Norway) (1)		871,067

Food Products - 9.0%
2,329,408	Atlantic Sapphire AS (Norway) (1)		20,082,996
1,836,917	Salmones Camanchaca SA (Chile) (8)		10,954,621
			31,037,617
Hotel, Restaurants & Leisure - 4.9%
1,411,906	Gamesys Group Plc (United Kingdom) (1)		12,762,993
2,561,942	Codere SA Restricted (Spain)(Acquired 08/03/2016 through 12/03/2019, cost $19,315,625) (1)(3)(8)(9)(10)		4,040,561
			16,803,554
Industrial Conglomerates - 6.6%
177,502	EXOR NV (Netherlands)		9,148,311
2,657,306	Bollore SA (France)		7,221,583
174,264	Lifco AB - B Shares (Sweden)		6,388,832
			22,758,726
Life Sciences Tools & Services - 2.3%
3,165,125	Enzo Biochem, Inc. (United States) (1)(5)		8,007,766

Marine - 16.8%
2,003,044	Frontline, Ltd. (Norway) (2)		19,249,252
885,219	Scorpio Tankers, Inc. (Monaco)		16,925,387
1,186,661	Genco Shipping & Trading, Ltd. (United States)		7,618,364
2,753,329	Scorpio Bulkers, Inc. (Monaco)		6,965,922
766,640	Star Bulk Carriers Corp. (Greece) (2)		4,323,850
3,529,711	Navios Maritime Containers LP (Greece) (1)(5)		2,506,448
61,581	Navios Maritime Partners LP (Greece)		327,611
			57,916,834
Media - 17.2%
2,551,795	Modern Times Group MTG AB - B Shares (Sweden) (1)		19,783,028
796,768	Nordic Entertainment Group AB - Class B (Sweden)		16,589,280
623,156	Vivendi SA (France) (4)		13,175,642
35,058	IAC InterActive Corp. (United States) (1)		6,283,445
35,350	Walt Disney Co. (United States)		3,414,810
			59,246,205
Metals & Mining - 2.3%
1,489,430	Constellium SE (France) (1)		7,759,930

Oil, Gas & Consumable Fuels - 1.9%
681,650	Par Pacific Holdings Inc. (United States) (1)		4,839,715
1,576,228	Calumet Specialty Products Partners LP (United States) (1)		1,655,039
			6,494,754
Pharmaceuticals - 5.4%
949,906	Fagron NV (Belgium)		18,620,289

Professional Services - 2.9%
658,060	AF Poyry AB (Sweden)		10,008,488

Semiconductors & Semiconductor Equipment - 9.0%
2,175,367	MagnaChip Semiconductor Corp. (South Korea) (1)(5)		24,037,805
507,511	Xperi Corp. (United States) (4)		7,059,478
			31,097,283
Technology Hardware, Storage & Peripherals - 4.0%
744,302	S&T AG (Austria)		13,847,174

TOTAL COMMON STOCKS
(Cost $374,658,444)			312,534,796

Principal Amount			Value
CORPORATE OBLIGATIONS - 3.3%
Consumer Finance - 3.3%
12,595,749	Emergent Capital, Inc. 8.500%, 7/15/2021 (United States) (8)		11,476,630
TOTAL CORPORATE OBLIGATIONS
(Cost $12,595,749)			11,476,630

Shares
WARRANTS - 0.3%
Consumer Finance - 0.3%
4,344,786	Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States) (1)(3)(8)(10)		1,076,177

TOTAL WARRANTS
(Cost $0)			1,076,177

Contracts (6)		Notional Value	Value
CALL OPTIONS PURCHASED - 0.8%
5,000	Frontline Ltd., Expiration: May, 2020, Strike Price $10.00 (United States)	$4,805,000	687,500
1,500	Frontline Ltd., Expiration: May, 2020, Strike Price $7.00 (United States)	1,441,500	476,250
1,500	Frontline Ltd., Expiration: August, 2020, Strike Price $8.00 (United States)	1,441,500	431,250
500	Scorpio Tankers, Inc., Expiration: December, 2020, Strike Price $18.00 (United States)	956,000	382,500
500	Scorpio Tankers, Inc., Expiration: December, 2020, Strike Price $20.00 (United States)	956,000	307,500
4,000	Frontline Ltd., Expiration: May, 2020, Strike Price $13.00 (United States)	3,844,000	260,000
1,250	Scorpio Tankers, Inc., Expiration: April, 2020, Strike Price $26.00 (United States)	2,390,000	68,750
1,000	Invesco CurrencyShares Japanese Yen Trust, Expiration: April, 2020, Strike Price $91.00 (United States)	8,819,000	42,500
435	DuPont de Nemours, Inc., Expiration: April, 2020, Strike Price $70.00 (United States)	1,483,350	653
TOTAL CALL OPTIONS PURCHASED
(Cost $2,416,124)			2,656,903

PUT OPTIONS PURCHASED - 0.2%
7,000	Invesco Senior Loan ETF, Expiration: July, 2020, Strike Price $17.00 (United States)	14,322,000	857,500
TOTAL PUT OPTIONS PURCHASED
(Cost $1,402,660)			857,500

Shares
SHORT-TERM INVESTMENT - 0.0% (11)
Money Market Fund - 0.0%
342	First American Treasury Obligations Fund - Class X, 0.330% (7)		342
TOTAL SHORT-TERM INVESTMENT
(Cost $342)			342

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 6.6%
Money Market - 6.6%
22,740,911	First American Government Obligations Fund, Class Y, 0.390% (7)		22,740,911
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $22,740,911)			22,740,911

TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost $413,814,230)	351,343,259
Liabilities in Excess of Other Assets - (1.9)%	(6,573,727)
TOTAL NET ASSETS - 100.0%	$344,769,532

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
All or a portion of this security is on loan. At March 31, 2020 the total value of securities on loan was $20,151,568, which represents 5.8% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at March 31, 2020 were $5,795,877, which represents 1.7% of net assets.
(4)
All or a portion of this security was segregated as collateral for written options. Written options are collateralized with fully paid securities and cash with a value of $4,936,779 and $4,753,196 respectively at March 31, 2020.

(5)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
(6)	100 shares per contract.
(7)	Seven-day yield as of March 31, 2020.
(8)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $28,227,128, which represents 8.2% of total net assets at March 31, 2020.
(9)	This security is restricted. This security has a value of $4,040,561, which represents 1.2% of total net assets at March 31, 2020.
(10)	Value determined using significant unobservable inputs.
(11)	Less than 0.1%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

COUNTRY ALLOCATION for Investments in Securities at March 31, 2020 (Unaudited)

Country	Long
United States^	26.8%
Sweden	15.3%
Norway	13.0%
France	10.5%
South Korea	7.0%
Monaco	6.9%
Belgium	5.4%
Austria	4.0%
United Kingdom	3.7%
Chile	3.2%
Netherlands	2.6%
Greece	2.1%
Spain	1.2%
Germany	0.2%
Total	101.9%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 0.0% and Securities Held as Collateral on Loaned Securities of 6.6%

SCHEDULE OF SECURITIES SOLD SHORT as of March 31, 2020 (Unaudited)
The amount of $5,458,153 in cash was segregated with Interactive Brokers, LLC to cover the following securities sold short at March 31, 2020. Interactive Brokers, LLC is the counterparty to the below securities sold short.

Shares			Value
Common Stock - (1.3)%
Media - (1.3%)
69,274		ANGI Homeservices, Inc. - Class A (United States) (1)	$(363,689)
61,912		Match Group, Inc. (United States) (1	(4,088,668)

TOTAL SECURITIES SOLD SHORT (Proceeds $5,222,351)			$(4,452,357)

	(1)	Non-income producing security.

SCHEDULE OF OPTIONS WRITTEN at March 31, 2020 (Unaudited)

Contracts(1)		Notional Value	Value
CALL OPTIONS WRITTEN - (0.0%)(2)
4,000	Frontline Ltd., Expiration: May, 2020, Strike Price $15.00 (United States)	$3,844,000	$160,000
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $256,355)			160,000
PUT OPTIONS WRITTEN - (0.2%)
7,000	Invesco Senior Loan ETF, Expiration: July, 2020, Strike Price $16.00 (United States)	14,322,000	665,000
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $1,032,340)			665,000
TOTAL OPTIONS WRITTEN			$825,000
(Premiums Received $1,288,695)
(1)	100 shares per contract.
(2)	Less than 0.1%.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2020 (Unaudited)
As of March 31, 2020, the Fund had the following forward currency contracts outstanding

	Currency to be Received			Currency to be Delivered
							Net Unrealized
			USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	March 31, 2020	Amount	Currency	March 31, 2020	(Depreciation)
6/15/2020	107,945,789	USD	$107,945,789	94,212,000	EUR	$104,211,972	$3,733,817	(a)
6/15/2020	69,079,298	USD	69,079,298	649,000,000	SEK	65,716,022	3,363,276	(a)
6/15/2020	20,439,330	USD	20,439,331	195,400,000	NOK	18,800,339	1,638,992	(a)
6/15/2020	15,554,710	USD	15,554,709	12,137,000	GBP	15,095,577	459,132	(a)
6/15/2020	2,000,000	GBP	2,487,530	2,448,040	USD	2,448,040	39,490	(a)
6/15/2020	23,200,000	EUR	25,662,524	25,758,252	USD	25,758,252	(95,728)	(a)
6/15/2020	40,000,000	NOK	3,848,586	3,959,573	USD	3,959,573	(110,987)	(a)
6/15/2020	177,552,000	SEK	17,978,446	18,201,325	USD	18,201,326	(222,880)	(a)
			$262,996,213			$254,191,101	$8,805,112
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of March 31, 2020 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$135,688,920	$172,126,176	$4,719,700	$312,534,796
Corporate Obligations	–	11,476,630	–	11,476,630
Warrants	–	–	1,076,177	1,076,177
Call Options Purchased	–	857,500	–	857,500
Put Options Purchased	–	2,656,903	–	2,656,903
Short-Term Investments	342	–	–	342
Securities Held as Collateral on Loaned Securities	22,740,911	–	–	22,740,911
Total Investments in Securities	158,430,173	187,117,209	5,795,877	351,343,259
Unrealized appreciation on Forward Foreign Currency *	-	9,234,707	–	9,234,707
Total Assets	$158,430,173	$196,351,916	$5,795,877	$360,577,966
Liabilities
Call Options Written*	$–	$160,000	$–	$160,000
Put Options Written*	–	665,000	–	665,000
Securities Sold Short	4,452,357	–	–	4,452,357
Unrealized depreciation on Forward Foreign Currency *	–	429,595	–	429,595
Total Liabilities	$4,452,357	$1,254,595	$–	$5,706,952

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Warrants
Balance as of January 1, 2020	$8,268,846	$441,939
Sales proceeds and paydowns	(4,504)	-
Realized gain (loss)	(22,134)	-
Change in unrealized appreciation (depreciation)	(3,522,508)	634,238
Balance as of March 31, 2020	$4,719,700	$1,076,177
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at March 31, 2020.	$(3,522,508)	$634,238

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser's Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Common Stock	4,040,561	Market Approach	Last available 10 day Volume Weighted Average Price ("VWAP") trades	1.43 EUR	Increase
Common Stock	679,139	Market Approach	Last available 10 day VWAP trades	1 NOK	Increase
Warrant	1,076,177	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	3.10%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2020. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2020	Purchases	Sales	Realized Gain (Loss)
Emergent Capital, Inc. (United States)	$3,325,791	$-	$-	$-
Enzo Biochem, Inc. (United States)	8,324,279	-	-	-
MagnaChip Semiconductor Corp. (South Korea)	24,468,527	495,572	-	-
Navios Maritime Containers LP (Greece)	7,804,979	-	87,834	(465,883)
	$43,923,576	$495,572	$87,834	$(465,883)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2020	Share Balance March 31, 2020
Emergent Capital, Inc. (United States)	$3,358,209	$-	$6,684,000	16,710,000
Enzo Biochem, Inc. (United States)	(316,513)	-	8,007,766	3,165,125
MagnaChip Semiconductor Corp. (South Korea)	(926,294)	-	24,037,805	2,175,367
Navios Maritime Containers LP (Greece)	(4,744,814)	-	2,506,448	3,529,711
	$(2,629,412)	$-	$41,236,019	25,580,203